Form N-23C-1
Report for Calendar month Ending June 30, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
    6/1/00      870875101)             6,800          14.046             17.56                   NYSE
    6/2/00          (same)            19,500          14.1859            18.04                   NYSE
    6/6/00          (same)               800          14.1875            18.11                   NYSE
    6/7/00          (same)             5,000          14.3125            18.27                   NYSE
    6/9/00          (same)             5,300          14.3714            18.25                   NYSE
   6/13/00          (same)             6,000          14.375             18.41                   NYSE
   6/14/00          (same)             5,000          14.625             18.44                   NYSE
   6/15/00          (same)            22,000          14.6307            18.27                   NYSE
   6/16/00          (same)             5,000          14.6875            18.57                   NYSE
   6/20/00          (same)            20,000          14.625             18.37                   NYSE
   6/21/00          (same)            20,000          14.625             18.14                   NYSE
   6/22/00          (same)            40,000          14.5781            17.85                   NYSE
   6/26/00          (same)             5,000          14.4375            17.82                   NYSE
   6/27/00          (same)            55,000          14.483             18.00                   NYSE
   6/28/00          (same)             6,100          14.5625            18.03                   NYSE
   6/29/00          (same)            28,100          14.50              18.06                   NYSE
   6/30/00          (same)            28,600          14.7185            18.25                   NYSE

                  Total               278,200